FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07876
                                  ------------

                           TEMPLETON CHINA WORLD FUND
                      ------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 954/527-7500
                                                    -------------
Date of fiscal year end:   8/31
                          -----

Date of reporting period:  05/31/09
                          ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton China World Fund

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2009

CONTENTS

Statement of Investments .................................................     3
Notes to Statement of Investments ........................................     7

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Templeton China World Fund
STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

                                                                         COUNTRY      SHARES/UNITS       VALUE
                                                                      -------------   ------------   ------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS 96.1%
    AIR FREIGHT & LOGISTICS 0.1%
    Sinotrans Ltd., H .............................................       China         3,586,000    $    929,789
                                                                                                     ------------
    AUTO COMPONENTS 1.9%
    Cheng Shin Rubber Industry Co. Ltd. ...........................       Taiwan        7,773,423      13,068,985
(a) Norstar Founders Group Ltd. ...................................     Hong Kong      15,182,000              --
                                                                                                     ------------
                                                                                                       13,068,985
                                                                                                     ------------
    AUTOMOBILES 3.8%
(b) Chongqing Changan Automobile Co. Ltd., B ......................       China         2,216,100         909,064
    Dongfeng Motor Corp., H .......................................       China        22,509,478      21,603,106
    Great Wall Motor Co. Ltd., H ..................................       China         2,383,038       1,967,382
(c) Jiangling Motors Corp. Ltd., B ................................       China         2,303,145       2,180,696
                                                                                                     ------------
                                                                                                       26,660,248
                                                                                                     ------------
    BEVERAGES 0.2%
(b) Yantai Changyu Pioneer Wine Co. Ltd., B .......................       China           284,500       1,553,123
                                                                                                     ------------
    COMMERCIAL BANKS 7.7%
    Bank of China Ltd., H .........................................       China        43,374,000      19,470,923
(d) Bank of China Ltd., H, 144A ...................................       China         8,165,000       3,665,332
    China Construction Bank Corp., H ..............................       China        31,198,000      20,283,137
    Industrial and Commercial Bank of China Ltd., H ...............       China        16,801,000      10,576,276
                                                                                                     ------------
                                                                                                       53,995,668
                                                                                                     ------------
    COMMUNICATIONS EQUIPMENT 0.5%
    ZTE Corp., H ..................................................       China         1,028,875       3,437,480
                                                                                                     ------------
    COMPUTERS & PERIPHERALS 2.6%
    Acer Inc. .....................................................       Taiwan          617,723       1,114,346
    Asustek Computer Inc. .........................................       Taiwan        9,804,786      13,776,935
    Lite-On IT Corp. ..............................................       Taiwan        6,305,116       3,520,574
                                                                                                     ------------
                                                                                                       18,411,855
                                                                                                     ------------
    DISTRIBUTORS 2.1%
    China Resources Enterprise Ltd. ...............................     Hong Kong       5,108,000      11,241,073
    Dah Chong Hong Holdings Ltd. ..................................     Hong Kong      10,035,563       3,249,326
(d) Dah Chong Hong Holdings Ltd., 144A ............................     Hong Kong         502,000         162,538
                                                                                                     ------------
                                                                                                       14,652,937
                                                                                                     ------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 0.6%
    China Telecom Corp. Ltd., H ...................................       China         2,195,833       1,031,047
(b) China Unicom (Hong Kong) Ltd. .................................       China         2,572,168       3,152,106
                                                                                                     ------------
                                                                                                        4,183,153
                                                                                                     ------------
    ELECTRIC UTILITIES 2.8%
    Cheung Kong Infrastructure Holdings Ltd. ......................     Hong Kong       5,263,548      19,452,752
                                                                                                     ------------
    ELECTRICAL EQUIPMENT 0.2%
    Dongfang Electric Co. Ltd., H .................................       China           408,200       1,579,691
                                                                                                     ------------


                     Quarterly Statement of Investments | 3

Templeton China World Fund

                                                                         COUNTRY      SHARES/UNITS       VALUE
                                                                      -------------   ------------   ------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 2.8%
(b) China Security & Surveillance Technology Inc. .................   United States       161,300    $  1,130,713
    Synnex Technology International Corp. .........................       Taiwan        9,264,070      15,148,793
    Wasion Group Holdings Ltd. ....................................     Hong Kong       2,172,000       1,255,208
(d) Wasion Group Holdings Ltd., 144A ..............................     Hong Kong       3,884,000       2,244,580
                                                                                                     ------------
                                                                                                       19,779,294
                                                                                                     ------------
    ENERGY EQUIPMENT & SERVICES 0.1%
    Anhui Tianda Oil Pipe Co. Ltd., H .............................       China         1,083,000         378,596
                                                                                                     ------------
    FOOD & STAPLES RETAILING 9.1%
    Beijing Jingkelong Co. Ltd., H ................................       China         2,631,553       1,463,077
    Dairy Farm International Holdings Ltd. ........................     Hong Kong      10,278,276      55,502,690
    President Chain Store Corp. ...................................       Taiwan        2,560,088       6,597,558
                                                                                                     ------------
                                                                                                       63,563,325
                                                                                                     ------------
    FOOD PRODUCTS 1.8%
    China Foods Ltd. ..............................................       China         9,352,000       5,223,604
(c) China Yurun Food Group Ltd. ...................................       China         1,947,000       2,732,579
    People's Food Holdings Ltd. ...................................       China         3,602,000       1,533,774
    Uni-President Enterprises Corp. ...............................       Taiwan        1,154,925       1,277,344
(b) Xiwang Sugar Holdings Co. Ltd.                                      Hong Kong       9,746,000       2,086,951
                                                                                                     ------------
                                                                                                       12,854,252
                                                                                                     ------------
    HOTELS, RESTAURANTS & LEISURE 0.3%
    NagaCorp Ltd. .................................................      Cambodia      16,718,549       2,264,466
                                                                                                     ------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 3.1%
    Datang International Power Generation Co. Ltd., H .............       China        22,334,640      11,351,494
    Guangdong Electric Power Development Co. Ltd., B ..............       China        12,171,859       4,945,900
    Huaneng Power International Inc., H ...........................       China         8,732,776       5,722,606
                                                                                                     ------------
                                                                                                       22,020,000
                                                                                                     ------------
    INDUSTRIAL CONGLOMERATES 3.0%
    Hutchison Whampoa Ltd. ........................................     Hong Kong         224,000       1,570,455
    Shanghai Industrial Holdings Ltd. .............................       China         4,822,253      19,097,046
                                                                                                     ------------
                                                                                                       20,667,501
                                                                                                     ------------
    INSURANCE 1.4%
    China Life Insurance Co. Ltd., H ..............................       China         2,701,000       9,842,850
                                                                                                     ------------
    INTERNET SOFTWARE & SERVICES 0.7%
(b) Sohu.com Inc. .................................................       China            83,275       5,257,983
                                                                                                     ------------
    IT SERVICES 0.2%
    Travelsky Technology Ltd., H ..................................       China         2,347,294       1,232,366
                                                                                                     ------------
    LEISURE EQUIPMENT & PRODUCTS 0.2%
    Yorkey Optical International Cayman Ltd. ......................       China         7,845,000       1,396,529
                                                                                                     ------------
    MACHINERY 1.6%
    China International Marine Containers (Group) Co. Ltd., B .....       China         3,619,080       2,894,461
    Lonking Holdings Ltd. .........................................       China         7,928,000       4,100,963
    Shin Zu Shing Co. Ltd. ........................................       Taiwan          658,566       3,141,801
    Zhongde Waste Technology AG ...................................      Germany           36,266         785,127
                                                                                                     ------------
                                                                                                       10,922,352
                                                                                                     ------------


                     4 | Quarterly Statement of Investments

Templeton China World Fund

                                                                         COUNTRY      SHARES/UNITS       VALUE
                                                                      -------------   ------------   ------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    MARINE 0.7%
    China Shipping Development Co. Ltd., H ........................       China         2,540,000    $  3,754,881
    Sinotrans Shipping Ltd. .......................................     Hong Kong       1,795,000         930,826
                                                                                                     ------------
                                                                                                        4,685,707
                                                                                                     ------------
    MEDIA 0.1%
    Next Media Ltd. ...............................................     Hong Kong       3,778,000         623,806
                                                                                                     ------------
    METALS & MINING 0.5%
(c) Angang Steel Co. Ltd., H ......................................       China         2,138,000       3,171,636
    China Steel Corp. .............................................       Taiwan          498,000         423,212
                                                                                                     ------------
                                                                                                        3,594,848
                                                                                                     ------------
    OFFICE ELECTRONICS 0.1%
    Kinpo Electronics Inc. ........................................       Taiwan        2,939,201         753,849
                                                                                                     ------------
    OIL, GAS & CONSUMABLE FUELS 28.0%
    China Coal Energy Co., H ......................................       China           724,000         861,087
    China Petroleum and Chemical Corp., H .........................       China        65,461,395      52,523,478
    China Shenhua Energy Co. Ltd., H ..............................       China         8,344,500      27,717,585
    CNOOC Ltd. ....................................................       China        40,565,000      53,373,967
    PetroChina Co. Ltd., H ........................................       China        36,907,903      42,325,195
    Yanzhou Coal Mining Co. Ltd., H ...............................       China        15,486,000      19,217,291
                                                                                                     ------------
                                                                                                      196,018,603
                                                                                                     ------------
    PHARMACEUTICALS 0.3%
    Tong Ren Tang Technologies Co. Ltd., H ........................       China         1,349,000       2,088,195
                                                                                                     ------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT 4.5%
    Cheung Kong (Holdings) Ltd. ...................................     Hong Kong         651,690       8,053,495
(b) Greentown China Holdings Ltd. .................................     Hong Kong         588,000         637,139
    Hopewell Holdings Ltd. ........................................     Hong Kong       5,935,500      18,260,957
    Soho China Ltd. ...............................................       China         6,184,000       3,940,708
(d) Soho China Ltd., 144A                                                 China           712,000         453,717
                                                                                                     ------------
                                                                                                       31,346,016
                                                                                                     ------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5.1%
    MediaTek Inc. .................................................       Taiwan          366,330       4,495,536
    Taiwan Semiconductor Manufacturing Co. Ltd. ...................       Taiwan       16,761,526      31,059,861
                                                                                                     ------------
                                                                                                       35,555,397
                                                                                                     ------------
    SOFTWARE 0.4%
(b) Shanda Interactive Entertainment Ltd., ADR ....................       China            54,800       3,157,576
                                                                                                     ------------
    SPECIALTY RETAIL 0.1%
(a) GOME Electrical Appliances Holdings Ltd. ......................     Hong Kong       2,616,000         377,949
                                                                                                     ------------
    TEXTILES, APPAREL & LUXURY GOODS 0.3%
    Victory City International Holdings Ltd. ......................     Hong Kong       8,586,022         874,977
    Weiqiao Textile Co. Ltd., H ...................................       China         2,146,500       1,193,400
                                                                                                     ------------
                                                                                                        2,068,377
                                                                                                     ------------


                     Quarterly Statement of Investments | 5

Templeton China World Fund

                                                                         COUNTRY      SHARES/UNITS       VALUE
                                                                      -------------   ------------   ------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    TRANSPORTATION INFRASTRUCTURE 1.6%
    Cosco Pacific Ltd. ............................................       China         5,759,449    $  7,800,960
    Hopewell Highway Infrastructure Ltd. ..........................     Hong Kong         593,550         336,124
    Rickmers Maritime (Trust Units) ...............................     Singapore       4,523,000       1,816,340
(b) Sichuan Expressway Co. Ltd., H ................................       China         3,122,000       1,043,063
                                                                                                     ------------
                                                                                                       10,996,487
                                                                                                     ------------
    WIRELESS TELECOMMUNICATION SERVICES 7.6%
    China Mobile Ltd. .............................................       China         5,267,770      51,439,948
    Taiwan Mobile Co. Ltd. ........................................       Taiwan        1,096,687       1,944,731
                                                                                                     ------------
                                                                                                       53,384,679
                                                                                                     ------------
    TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
       (COST $452,223,085) ........................................                                   672,756,684
                                                                                                     ------------
    SHORT TERM INVESTMENTS (COST $19,491,667) 2.8%
    MONEY MARKET FUNDS 2.8%
(e) Institutional Fiduciary Trust Money Market Portfolio, 0.02% ...   United States    19,491,667      19,491,667
                                                                                                     ------------
    TOTAL INVESTMENTS (COST $471,714,752) 98.9% ...................                                   692,248,351
    OTHER ASSETS, LESS LIABILITIES 1.1% ...........................                                     7,832,557
                                                                                                     ------------
    NET ASSETS 100.0% .............................................                                  $700,080,908
                                                                                                     ============

See Abbreviations on page 10.

(a) Security has been deemed illiquid because it may not be able to be sold within seven days. At May 31, 2009, the aggregate value of these securities was $377,949, representing 0.05% of net assets.

(b)  Non-income producing.

(c)  A portion or all of the security purchased on a delayed delivery basis.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2009, the aggregate value of these securities was $6,526,167, representing 0.93% of net assets.

(e) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     6 | Quarterly Statement of Investments

Templeton China World Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                     Quarterly Statement of Investments | 7

Templeton China World Fund

3. INCOME TAXES

At May 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..........................   $475,322,495
Unrealized appreciation ......................   $267,681,508
Unrealized depreciation ......................    (50,755,652)
                                                 ------------
Net unrealized appreciation (depreciation) ...   $216,925,856
                                                 ============

4. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on September 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund's assets carried at fair value:

                                    LEVEL 1     LEVEL 2    LEVEL 3       TOTAL
                                 ------------   -------   --------   ------------
ASSETS:
Investments in Securities ....   $691,870,402     $--     $377,949   $692,248,351


                     8 | Quarterly Statement of Investments

Templeton China World Fund

4. FAIR VALUE MEASUREMENTS (CONTINUED)

At May 31, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                              INVESTMENTS IN
                                                                SECURITIES
                                                              --------------
Beginning Balance - September 1, 2008 .....................    $        --
   Net realized gain (loss) ...............................             --
   Net change in unrealized appreciation (depreciation) ...     (1,428,951)
   Net purchases (sales) ..................................             --
   Transfers in and/or out of Level 3 .....................      1,806,900
                                                               -----------
Ending Balance ............................................    $   377,949
                                                               -----------
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period .....    $(1,428,951)
                                                               -----------

5. NEW ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FSP FAS 157-4 amends SFAS 157, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. The Fund believes applying FSP FAS 157-4 will not have a material impact on its financial statements.

In May 2009, FASB issued Statement No. 165, "Subsequent Events", which is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before the statements are issued or are available to be issued. FASB 165 is effective for interim or annual financial periods ending after June 15, 2009, the adoption of FASB 165 will not have a material impact on the financial statements.

ABBREVIATIONS

SELECTED PORTFOLIO

ADR - American Depository Receipt

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 9


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By /s/LAURA F. FERGERSON
  ---------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
      Finance and Administration
Date  July 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
  ---------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
      Finance and Administration
Date  July 27, 2009

By /s/MARK H. OTANI
   --------------------------------
      Mark H. Otani
      Chief Financial Officer and
      Chief Accounting Officer
Date  July 27, 2009